Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Assets

	December 31 2018 $	December 31 2017 $

Financial assets
Investments held for self-insured liabilities	144.2	147.1
Holdbacks on long-term contracts	28.7	39.6
Indemnifications	0.8	2.4
Other	6.5	6.3
Other non-financial assets
Investment tax credits	6.1	9.2
Transaction costs on long-term debt	3.6	4.9
Deferred contract costs	8.8	-

	198.7	209.5
Less current portion - financial	18.1	14.0
Less current portion - non-financial	5.1	-

Long-term portion	175.5	195.5

Disclosure of Fair Value and Amortized Cost

Their fair value and amortized cost are as follows:

	December 31		December 31
	2018		2017
	$		$
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost

Bonds	103.0	103.8	97.7	98.6
Equity securities	41.2	45.0	49.4	48.3

Total	144.2	148.8	147.1	146.9

Disclosure of the Bond Portfolio Stated at Fair Value

The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31 2018 $	December 31 2017 $

Within one year	14.0	5.6
After one year but not more than five years	85.2	73.5
More than five years	3.8	18.6

Total	103.0	97.7